Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Premises and Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2014	2013
Land	$1,066	$1,066
Buildings and improvements	8,828	8,585
Furniture, computer software and equipment	4,690	4,601
	14,584	14,252
Less: accumulated depreciation	(8,051)	(7,922)
	$6,533	$6,330